Condensed Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss		$ (11,808,000)	$ (21,002,000)		$ (55,319,000)	$ (19,862,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		240,000	165,000		769,000	564,000
Amortization of operating lease right-of-use assets		770,000	375,000		2,241,000	1,421,000
Accretion of discount on short-term investments					0	(3,000)
Change in fair value of convertible notes					0	720,000
Change in preferred stock tranche liability		0	11,824,000		14,742,000	(5,748,000)
Stock-based compensation expense		661,000	372,000		2,295,000	272,000
Loss on impairment of fixed assets		0	0		22,000	238,000
Loss on write-off of fixed assets		12,000	0
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities		(1,413,000)	(98,000)		2,574,000	(37,000)
Accounts payable		(164,000)	723,000		(617,000)	(324,000)
Accounts receivable		53,000	60,000		(395,000)	(10,000)
Prepaid expenses and other assets		(381,000)	(431,000)		(1,642,000)	(231,000)
Deferred revenue		(453,000)	0		1,832,000	165,000
Operating lease liabilities		2,424,000	(353,000)		(1,137,000)	(1,338,000)
Net cash from operating activities		(10,059,000)	(8,365,000)		(34,635,000)	(24,173,000)
Cash Flows from Investing Activities:
Purchase of short-term investments					0	(446,000)
Maturity of short-term investments					0	12,965,000
Purchases of property and equipment		(7,380,000)	(206,000)		(5,543,000)	(1,161,000)
Net cash from investing activities		(7,380,000)	(206,000)		(5,543,000)	11,358,000
Cash Flows from Financing Activities:
Payment of issuance costs related to Series B redeemable convertible preferred stock		0	(42,000)
Proceeds from issuance of common stock upon exercise of stock options		140,000	1,432,000		1,500,000	333,000
Proceeds from issuance of notes converted to Series B redeemable convertible preferred stock					0	8,000,000
Proceeds from issuance of Series B redeemable convertible preferred stock		0	2,333,000		67,000,000	30,000,000
Payment of redeemable convertible preferred stock issuance costs					(48,000)	(282,000)
Payment of deferred offering costs		0	(165,000)
Payment of deferred transaction costs related to pending business combination		(595,000)	0
Net cash provided by financing activities		(455,000)	3,558,000		68,435,000	38,051,000
Net change in cash and cash equivalents		(17,894,000)	(5,013,000)		28,257,000	25,236,000
Cash, cash equivalents, and restricted cash, beginning of the year		59,291,000	31,034,000		31,034,000	5,798,000
Cash, cash equivalents, and restricted cash, end of the year	$ 26,021,000	41,397,000	26,021,000	$ 59,291,000	59,291,000	31,034,000
Reconciliation of cash, cash equivalents and restricted cash [Abstract]
Cash and cash equivalents	25,524,000	38,140,000	25,524,000	56,034,000	56,034,000	30,537,000
Restricted Cash	497,000	3,257,000	497,000
Total cash, cash equivalents and restricted cash	26,021,000	41,397,000	26,021,000	59,291,000	59,291,000	31,034,000
Supplemental disclosures of non-cash investing and financing activities:
Purchase of property and equipment in accounts payable and accrued expenses		8,920,000	115,000		4,439,000	39,000
Conversion of convertible notes to Series B redeemable convertible preferred stock and Series B preferred stock tranche liability					0	8,720,000
Recognition of Series B preferred stock tranche liability		0	33,000		33,000	6,183,000
Extinguishment of Series B preferred stock tranche liability					15,210,000	0
Deferred transaction costs related to pending business combination in accounts payable and accrued expenses		2,462,000	94,000		1,429,000	0
Receivables in transit from issuance of common stock upon exercise of stock options		306,000	0		25,000	$ 0
Preferred stock issuance costs included in accounts payable and accrued expenses		0	5,000
DYNAMICS SPECIAL PURPOSE [Member]
Cash Flows from Operating Activities:
Net loss	(1,178)	(1,309,849)		(3,857,088)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest and dividend income on investments held in Trust Account	0	(23,162)		(8,784)
Payment of operating and formation costs by related party	150	0
Changes in operating assets and liabilities:
Prepaid expenses				(558,556)
Prepaid expenses and other current assets	0	71,333
Accounts payable and other current liabilities	1,028	(6,659)		39,520
Accrued expenses and other current liabilities	0	889,502		3,078,822
Franchise tax payable	0	(113,795)		163,839
Net cash from operating activities	0	(492,630)		(1,142,247)
Cash Flows from Investing Activities:
Cash deposited into Trust Account				(230,000,000)
Net cash from investing activities				(230,000,000)
Cash Flows from Financing Activities:
Proceeds from promissory note—related party				250,000
Repayment of promissory note—related party				(250,000)
Proceeds from initial public offering, net of underwriting discount paid				225,400,000
Proceeds from sale of private placement shares				7,155,000
Payment of issuance costs related to Series B redeemable convertible preferred stock				(523,430)
Net cash provided by financing activities				232,031,570
Net change in cash and cash equivalents	0	(492,630)		889,323
Cash, cash equivalents, and restricted cash, beginning of the year	0	889,323		0
Cash, cash equivalents, and restricted cash, end of the year	0	396,693	0	889,323	889,323
Reconciliation of cash, cash equivalents and restricted cash [Abstract]
Cash and cash equivalents		396,693		889,323	889,323
Total cash, cash equivalents and restricted cash	0	396,693	$ 0	889,323	$ 889,323
Supplemental disclosures of non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs	337,157	0
Deferred offering costs included in due to related party	11,500	0
Remeasurement of Class A common stock subject to redemption to redemption value				13,181,867
Deferred underwriting fee payable				8,050,000
Offering costs paid in exchange for issuance of Class B common stock to Sponsor	$ 25,000	$ 0		25,000
Waiver of deferred underwriting commissions by underwriter				$ 1,000,000